LETTER TO THE SHAREHOLDERS OF THE PIERPONT TAX EXEMPT BOND FUND

October 16, 1995

Dear Shareholder:

We are pleased to report that The Pierpont Tax Exempt Bond Fund returned 7.63% for the fiscal year ended August 31, 1995, well ahead of its competitors as represented by the Composite Intermediate Municipal Bond Fund Average of 6.92% (PLEASE SEE TABLE ON PAGE 5). However, owing to the slightly aggressive relative duration position adopted during the late spring and early summer of 1995, the Fund underperformed the 8.59% return of the Lehman Quality Intermediate Municipal Bond Index for the 12 months under review.

The Fund's net asset value increased from $11.45 per share to $11.73 at the end of the period, after making distributions of $0.55 per share from ordinary income, of which $0.54 is tax exempt, and $0.01 from short-term capital gains. The Fund's net assets stood at $352.0 million at the end of the reporting period, down from $392.5 million on August 31, 1994. The net assets of The Tax Exempt Bond Portfolio, in which the Fund invests, totaled approximately $412.6 million at August 31, 1995.

MARKET REVIEW

Faced with a U.S. economy at full employment levels that continued to exhibit considerable growth, the Federal Reserve pursued a tight monetary policy during the first half of the period under review to help check inflation and keep the economy from overheating. In this environment, U.S. short-term Treasury rates rose significantly while longer-maturity increases were more subdued. The yield spread between short- and long-term Treasuries narrowed. Rates for municipal bonds moved in step with Treasuries, which resulted in a similar flattening of the municipal yield curve.

In the months that followed, a much-discussed "soft landing" seemed to take hold of the economy, driving up prices on Treasury bonds and, to a lesser extent, on municipal bonds as well. The price rally in the municipal market was enhanced by a decrease in new issue volume. The relative underperformance of municipal bonds during these months reflected concerns among investors that tax reform -- specifically a flat tax -- would reduce the value of municipals as overall tax rates decline. As the period drew to a close, a flurry of weaker-than-expected economic data drove yields down further across all maturities for both municipal bonds and Treasuries.



--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS..............1     SPECIAL FUND-BASED SERVICES....6

FUND FACTS AND HIGHLIGHTS...............4     FINANCIAL STATEMENTS...........8

FUND PERFORMANCE........................5
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

The investment process involves three key decisions, which are all expected to contribute to Fund returns: duration management, sector allocation, and security selection.

DURATION MANAGEMENT. The duration of the Portfolio is a measure of its price sensitivity to changes in interest rates. If increases in interest rates are expected in the months ahead, a duration that is short of its neutral position relative to the benchmark may be implemented as a defensive measure. As rates rise, short relative maturities will allow for reinvestment at more attractive rates. If interest rates are expected to decline, however, the Portfolio may pursue a more aggressive duration strategy to help "lock in" the more attractive yields usually associated with longer-term securities.

The Portfolio began the reporting period with a duration slightly shorter than that of the Lehman Quality Intermediate Municipal Bond Index. While the Federal Reserve continued its tightening program, we extended the Portfolio's duration to a neutral position after our analysis indicated rates for longer-term municipals were likely to remain stable, having already absorbed most of the interest rate increases. In early May, the Portfolio's duration was further lengthened beyond the benchmark, reflecting our view that municipal rates were likely to decline because the economy was significantly weaker than generally perceived. In addition, our analysis showed the municipal market had overreacted in assessing the negative potential of tax reform on municipal security values. The Portfolio's longer duration was maintained through the end of June, then repositioned back to neutral following a decline in rates that was larger than we had anticipated as well as a change in the technical position of the municipal market.

The Portfolio pursued a "barbell" structure throughout the period under review. This overweighting of short- and long-term securities enabled the Fund to perform well during the months when a bond market rally caused the yield curve to flatten. When the yield curve re-steepened slightly, however, this structure was not as beneficial.

SECTOR ALLOCATION. We continued to diversify the Portfolio across all municipal sectors during the period. We have also added slightly to our pre-refunded bond exposure, due to an expected diminishment in pre-refunded supply. Given our projection that municipal bonds would continue to outperform Treasury securities for the balance of 1995 because of low supply, we maintained a 100% exposure to municipals. Our analysis indicated that municipals should offer investors higher after-tax yields and returns than their Treasury counterparts.

SECURITY SELECTION. We maintained the Portfolio's high credit quality throughout the period. Finally, we were able to increase overall yield by analyzing and purchasing complex securities that offered higher yields when compared with bonds having similar risk characteristics. In addition, we continued to sell bonds that are valued close to par (or face value) and bought premium coupon bonds, which offer higher yields than par bonds with similar risk characteristics. The objective of these transactions, along with our focus on higher-quality issues, was to help improve the Portfolio's ability to retain value if interest rates rose.

INVESTMENT OUTLOOK

Most evidence shows that the economic slowdown is extending. The further decline in market interest rates leaves long-term yields somewhat below our estimates. With the onset of Federal Reserve easing, the yield curve has re-steepened slightly from the relatively flat position that resulted from the earlier bond market rally. Aggressive Fed easing will still require evidence of outright recession; otherwise, the intent is to move policy from moderately restrictive back toward neutral. Longer-term rates could still trend down further as Congress follows through on the resolution to reduce the budget deficit.

Looking at the municipal market, we believe the flat tax anxieties of bond investors to be unwarranted. A more important issue is the absolute decline in the outstanding supply of municipal bonds. Redemptions of existing bond positions have outpaced new issuance for the last two years. We do not see this trend abating during the next few years and expect it to be a continuing source of technical strength for the municipal market. Tax exempt yield levels currently include a risk premium to compensate for the uncertainty of future municipal valuation levels. For these reasons, we currently plan to maintain a neutral duration position and a 100% allotment to tax exempt securities.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

Fund facts

INVESTMENT OBJECTIVE

The Pierpont Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
INCEPTION DATE
10/03/84

--------------------------------------------------------------------------------
NET ASSETS AS OF 8/31/95
$352,005,484

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/18/95



EXPENSE RATIO

The Fund's annual expense ratio of 0.71% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring dividend or redemption proceeds from the Fund.


Fund highlights
ALL DATA AS OF AUGUST 31, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

Pie chart depicting the allocation of the Fund's investment securities held at August 31, 1995 by investment categories. The pie is broken in pieces representing investment categories in the following percentages:

-  INSURED 29.8%

-  REVENUE 27.7%

-  GENERAL OBLIGATIONS 22.2%

-  PRE-REFUNDED 19.6%

-  PRIVATE PLACEMENTS/SPECIAL OBLIGATIONS 0.7%



30-DAY SEC YIELD
4.63%



DURATION
5.4 years

Fund performance

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $25,000. The chart at right shows that $25,000 invested in the Fund on September 1, 1985 would have grown to $53,145 by August 31, 1995.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $25,000 OVER TEN YEARS
SEPTEMBER 1, 1985 - AUGUST 31, 1995

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots three lines: the first line represents the growth of a ten thousand dollar investment in the Fund from September 1, 1985 to August 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Lehman Brothers Quality Intermediate Municipal Bond index for the same time period. The graph points are as follows:

Pierpont Tax Exempt        Lehman Brothers
Bond Fund                   Quality Intermediate Municipal Bond Index
25000                      25000
29209.7                    29725.4
30333.5                    31473.7
32044.1                    32794.2
34642.9                    35474.5
36598.2                    37816.5
40504.4                    42000.6
44338                      46435.7
48717.6                    51475.5
49376.9                    52219.8
53144.8                    56705.1


PERFORMANCE                             TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                        -----------------   ------------------------------------
                                        THREE     SIX       ONE       THREE     FIVE      TEN
AS OF AUGUST 31, 1995                   MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
---------------------------------------------------------   ------------------------------------
The Pierpont Tax Exempt Bond Fund       1.45%     5.29%     7.63%     6.22%     7.75%     7.83%
Lehman Quality Inter. Muni Bond Index   2.24%     6.27%     8.59%     6.89%     8.44%     8.53%
Composite Inter. Muni. Bond Fund Avg.   1.55%     5.07%     6.92%     5.91%     7.53%     7.65%

AS OF JUNE 30, 1995
---------------------------------------------------------   -----------------------------------
The Pierpont Tax Exempt Bond Fund       2.54%     7.75%     7.43%     6.18%     7.36%     7.56%
Lehman Quality Inter. Muni. Bond Index  2.63%     8.03%     7.99%     6.72%     8.03%     8.20%
Composite Inter. Muni. Bond Fund Avg.   2.20%     7.32%     6.71%     5.78%     7.08%     7.54%

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE LEHMAN QUALITY INTERMEDIATE MUNICIPAL BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS).THE COMPOSITE INTERMEDIATE MUNICIPAL BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A NATIONAL MUNICIPAL BOND OBJECTIVE AND AN INTERMEDIATE MATURITY. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

Special fund-based services


PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - Make investments through The Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The Pierpont Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

Signature Broker-Dealer Services, Inc. is the Distributor for The Pierpont Tax Exempt Bond Fund (the "Fund").

Morgan Guaranty Trust Company of New York ("Morgan") serves as Portfolio Investment Advisor and makes the Fund available solely in its capacity as shareholder servicing agent for customers. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment return and principal value of an investment in the Fund can fluctuate, so an investor's shares when redeemed may be worth more or less than their original cost.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of Fund distributions. The Fund invests all of its investable assets in The Tax Exempt Bond Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

More complete information about the Fund, including management fees and other expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain an additional copy of the Prospectus by calling J.P. Morgan Funds Services at (800) 521-5411.

THE PIERPONT TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS
                                                                               $352,670,927
Investment in the Tax Exempt Bond Portfolio ("Portfolio"), at value
                                                                                    18,269
Receivable for Shares of Beneficial Interest Sold
                                                                                       813
Prepaid Expenses
                                                                               -----------
                                                                               352,690,009
    Total Assets
                                                                               -----------

LIABILITIES
                                                                                   314,191
Financial and Fund Accounting Services Fee Payable
                                                                                   224,504
Dividends Payable
                                                                                    52,987
Shareholder Servicing Fee Payable
                                                                                    35,000
Payable for Shares of Beneficial Interest Redeemed
                                                                                     7,638
Administration Fee Payable
                                                                                     2,301
Fund Services Fee Payable
                                                                                    47,904
Accrued Expenses
                                                                               -----------
                                                                                   684,525
    Total Liabilities
                                                                               -----------

NET ASSETS
                                                                               $352,005,484
Applicable to 29,997,369 Shares of Beneficial Interest Outstanding
 (unlimited authorized shares, par value $0.001)
                                                                               -----------
                                                                               -----------

                                                                                    $11.73
Net Asset Value, Offering and Redemption Price Per Share

ANALYSIS OF NET ASSETS
                                                                               $335,544,859
Paid-in Capital
                                                                                  (124,000)
Distributions in Excess of Net Investment Income
                                                                                    99,184
Accumulated Net Realized Gain on Investment
                                                                                16,485,441
Net Unrealized Appreciation of Investment
                                                                               -----------
                                                                               $352,005,484
    Net Assets
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE PIERPONT TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                                      $19,727,570
Allocated Portfolio Expenses                                                   (1,479,281)
                                                                               ----------
Net Investment Income Allocated from Portfolio                                 18,248,289

FUND EXPENSES
Shareholder Servicing Fee                                           $ 635,645
Financial and Fund Accounting Services Fee                            168,215
Administration Fee                                                     97,520
Transfer Agent Fees                                                    45,471
Fund Services Fees                                                     35,144
Registration Fees                                                      16,615
Printing Expenses                                                      15,000
Professional Fees                                                      12,840
Trustees' Fees and Expenses                                             7,738
Insurance Premium Expenses                                              4,739
Miscellaneous                                                           5,000
                                                                    ---------
TOTAL FUND EXPENSES                                                            (1,043,927)
                                                                               ----------
NET INVESTMENT INCOME                                                          17,204,362
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                          292,405
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT ALLOCATED FROM
 PORTFOLIO                                                                      7,518,403
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $25,015,170
                                                                               ----------
                                                                               ----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE PIERPONT TAX EXEMPT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE       FOR THE
                                                                     FISCAL        FISCAL
                                                                   YEAR ENDED    YEAR ENDED
                                                                   AUGUST 31,    AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS                                     1995          1994
                                                                  ------------  ------------

FROM OPERATIONS
Net Investment Income                                             $ 17,204,362  $ 19,907,198
Net Realized Gain on Investment Allocated from Portfolio               292,405     1,282,614
Net Change in Unrealized Appreciation of Investment Allocated
 from Portfolio                                                      7,518,403   (16,724,852)
                                                                  ------------  ------------
Net Increase in Net Assets Resulting from Operations                25,015,170     4,464,960
                                                                  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              (17,204,362)  (19,907,198)
Net Realized Gain on Investment                                       (273,413)   (9,310,621)
                                                                  ------------  ------------
Total Distributions to Shareholders                                (17,477,775)  (29,217,819)
                                                                  ------------  ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                   163,344,760   227,484,769
Reinvestment of Dividends and Distributions                         14,555,056    25,994,109
Cost of Shares of Beneficial Interest Redeemed                    (225,892,051) (321,279,030)
                                                                  ------------  ------------
Net Decrease from Transactions in Shares of Beneficial Interest    (47,992,235)  (67,800,152)
                                                                  ------------  ------------
Total Decrease in Net Assets                                       (40,454,840)  (92,553,011)

NET ASSETS
Beginning of Fiscal Year                                           392,460,324   485,013,335
                                                                  ------------  ------------
End of Fiscal Year                                                $352,005,484  $392,460,324
                                                                  ------------  ------------
                                                                  ------------  ------------

The Accompanying Notes are an Integral Part of the Financial Statements

THE PIERPONT TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected Data for a share outstanding throughout each period are as follows:

                                                                  FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------
                                                          1995        1994        1993        1992        1991
                                                       ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF YEAR                         $11.45      $12.04      $11.60      $11.19      $10.75
                                                       ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.55        0.51        0.55        0.62        0.68
Net Realized and Unrealized Gain (Loss) on
 Investments                                                 0.29       (0.35)       0.56        0.41        0.44
                                                       ----------  ----------  ----------  ----------  ----------
Total from Investment Operations                             0.84        0.16        1.11        1.03        1.12
                                                       ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                       (0.55)      (0.51)      (0.55)      (0.62)      (0.68)
Net Realized Gains                                          (0.01)      (0.24)      (0.12)         --          --
                                                       ----------  ----------  ----------  ----------  ----------
Total Distributions to Shareholders                         (0.56)      (0.75)      (0.67)      (0.62)      (0.68)
                                                       ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF YEAR                           $    11.73  $    11.45  $    12.04  $    11.60  $    11.19
                                                       ----------  ----------  ----------  ----------  ----------
                                                       ----------  ----------  ----------  ----------  ----------
Total Return                                                 7.63%       1.35%       9.88%       9.47%      10.67%
                                                       ----------  ----------  ----------  ----------  ----------
                                                       ----------  ----------  ----------  ----------  ----------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)                 $  352,005  $  392,460  $  485,013  $  360,343  $  239,709
Ratios to Average Net Assets:
  Expenses                                                   0.71%       0.71%       0.74%       0.77%       0.78%
  Net lnvestment Income                                      4.87%       4.39%       4.64%       5.45%       6.12%
  Decrease Reflected in Expense Ratio due to Expense
   Reimbursement                                               --          --        0.01%       0.01%       0.02%
Portfolio Turnover                                             --          --          41%*         20%         16%

------------------------
* 1993 Portfolio Turnover reflects the period September 1, 1992 to July 11, 1993. After July 11, 1993, all the Fund's investable assets were invested in The Tax Exempt Bond Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements

THE PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pierpont Tax Exempt Bond Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, prior to its tax free reorganization on July 11, 1993, to a series of the Trust, operated as a stand alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity.

The Fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (85% at August 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of the significant accounting policies of the
Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    f)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase Paid-in Capital by $145,359, increase Distributions in Excess of Net Investment Income by $124,000, and decrease Accumulated Net Realized Gain on Investment by $21,359. Net investment income, net realized gains and net assets were not affected by this change.

THE PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement providcs for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the fiscal year ended August 31, 1995 Signature's fee for these services amounted to $97,520.

    b)During the fiscal year ended August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee and the fund services fee at 0.12% of the Fund's average daily net assets up to and including $100 million and 0.10% on any excess over $100 million. For the fiscal year ended August 31, 1995, the fee for these services amounted to $168,215. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement without any compensation to Morgan.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.18% of the average daily net assets of the Fund. For the fiscal year ended August 31, 1995, the fee for these services amounted to $635,645.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $35,144 for the fiscal year ended August 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and

THE PIERPONT TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------
      Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and employee benefits included in the Fund Services Fee shown in the financial statements was $4,100.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE FISCAL   FOR THE FISCAL
                                                      YEAR ENDED       YEAR ENDED
                                                    AUGUST 31, 1995  AUGUST 31, 1994
                                                    ---------------  ---------------
Shares sold                                             14,491,547       19,307,047
Reinvestment of dividends and distributions              1,280,695        2,211,538
Shares redeemed                                        (20,061,693)     (27,525,462)
                                                    ---------------  ---------------
Net Decrease                                            (4,289,451)      (6,006,877)
                                                    ---------------  ---------------
                                                    ---------------  ---------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Pierpont Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Pierpont Tax Exempt Bond Fund (one of the series constituting part of The Pierpont Funds, hereafter referred to as the "Fund") at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for each of the two years in the period ended August 31, 1992 were audited by other independent accountants whose report dated October 8, 1992 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP
New York, New York
October 24, 1995

The Tax Exempt Bond Portfolio
Annual Report August 31, 1995

(The following pages should be read in conjunction with the Pierpont Tax Exempt Bond Fund
Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
ALABAMA (1.2%)
$1,000,000  Alabama Mental Health Finance Authority
              (Series 1989) MBIA Insured............  Prerefunded           Aaa/AAA    05/01/99(A)   7.375%   $ 1,120,670
 2,010,000  Childersburg Industrial Development
              Board, PCR, (Kimberly Clark Corp.
              Project, Escrowed to Maturity)........  Revenue Bond          Aa2/AA     11/15/99      7.400      2,170,941
 1,000,000  Daphne Special Care Facilities Financing
              Authority (Presbyterian Retirement,
              Series A).............................  Prerefunded            NR/NR     08/15/01(A)   7.300      1,134,210
   500,000  Stevenson Alabama Industrial Development
              Board (Refunding) LOC-Credit Suisse...  Revenue Bond          NR/A-1+    09/01/95(B)   3.500        500,000
                                                                                                              -----------
            Total Alabama                                                                                       4,925,821
                                                                                                              -----------
ALASKA (1.8%)
 2,000,000  Anchorage (Refunding, Series 1991)
              MBIA Insured..........................  Insured               Aaa/AAA    07/01/01(A)   6.600      2,180,040
 1,075,000  Anchorage (Refunding, Series 1989)
              AMBAC Insured.........................  Insured               Aaa/AAA    06/01/99(A)   7.100      1,162,817
 1,000,000  Anchorage (Series 1990A)
              AMBAC Insured.........................  Insured               Aaa/AAA    02/01/00      6.850      1,088,540
 3,000,000  North Slope Borough (Series 1992A)
              MBIA Insured..........................  Insured               Aaa/AAA    06/30/00      5.550      3,126,000
                                                                                                              -----------
            Total Alaska                                                                                        7,557,397
                                                                                                              -----------
ARIZONA (1.9%)
 1,000,000  Maricopa County, School District #11
              (Peoria Unified School Improvement,
              Series 1990H) MBIA Insured............  Prerefunded           Aaa/AAA    07/01/01(A)   7.000      1,125,290
 1,325,000  Maricopa County, School District #3
              (Projects of 1991 Series C)...........  Prerefunded            A1/AA     07/01/06(A)   6.000      1,432,378
 1,750,000  Phoenix (Refunding, Series C)...........  General Obligation    Aa/AA+     07/01/02      6.375      1,934,555
 1,575,000  Pima County, School District #1
              (Tuscon Project of 1989 Series G)
              MBIA Insured..........................  Insured               Aaa/AAA    07/01/00      8.000      1,817,078
 1,235,000  Salt River Electric Agricultural Impt
              and Power District Electric System
              (Series A)............................  Prerefunded           Aaa/AAA    01/01/98(A)   7.875      1,360,661
                                                                                                              -----------
            Total Arizona                                                                                       7,669,962
                                                                                                              -----------
CALIFORNIA (7.2%)
 2,520,000  California Department of Water Resources
              Revenue, Water Systems Service,
              (Refunding Series J-1)................  Revenue Bond           Aa/AA     12/01/12      7.000      2,885,476
 1,757,000  Kaweah Delta Hospital District, Tubre
              County, Series G......................  Private Placement      NR/NR     06/01/14      6.400      1,901,004
 4,000,000  Los Angeles Department of Water & Power
              (California Electric Plant, Crossover
              Refunded).............................  Revenue Bond          Aa/AA-     05/15/00(A)   7.125      4,474,520

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
CALIFORNIA (7.2%) (CONTINUED)
$1,175,000  Los Angeles County Metropolitan
              Transportation Authority and Sales Tax
              Revenue AMBAC Insured.................  Insured               Aaa/AAA    07/01/06      5.900%   $ 1,241,376
16,640,000  Paramount Redevelopment Agency
              Redevelopment Project Area #1.........  Prerefunded           NR/AAA     08/01/01(A)   7.350     19,372,121
                                                                                                              -----------
            Total California                                                                                   29,874,497
                                                                                                              -----------
COLORADO (1.3%)
 4,000,000  Colorado State General Fund Revenue Tax
              Anticipation Notes (Series A).........  Revenue Bond          NR/Sp1+    06/27/96      4.500      4,017,840
 1,515,000  Denver City & County Airport (Stapleton
              International Airport Management,
              Escrowed to Maturity).................  Prerefunded           Aaa/AAA    12/01/95     10.000      1,539,619
                                                                                                              -----------
            Total Colorado                                                                                      5,557,459
                                                                                                              -----------
CONNECTICUT (1.3%)
 2,000,000  Connecticut Housing Finance Authority
              (Housing Mortgage Finance Program,
              Series 1987B).........................  Revenue Bond           Aa/AA     11/15/97      8.100      2,108,900
 2,815,000  Connecticut (Special Tax Obligation,
              Transportation Infrastructure,
              Series 1991A).........................  Revenue Bond          A1/AA-     06/01/04      6.600      3,106,831
                                                                                                              -----------
            Total Connecticut                                                                                   5,215,731
                                                                                                              -----------
DISTRICT OF COLUMBIA (3.5%)
 3,000,000  District of Columbia (Refunding, Series
              A) MBIA Insured.......................  Insured               Aaa/AAA    06/01/07      6.000      3,094,140
 7,500,000  District of Columbia (Refunding, Series
              C) FGIC Insured.......................  Insured               Aaa/AAA    12/01/03      5.250      7,534,200
 2,600,000  District of Columbia (Series B) MBIA
              Insured...............................  Insured               Aaa/AAA    06/01/02      6.000      2,724,410
 1,000,000  Washington, D.C. Transportation
              Authority (Refunding, Series 1993)
              FGIC Insured..........................  Insured               Aaa/AAA    07/01/07      6.000      1,075,450
                                                                                                              -----------
            Total District of Columbia                                                                         14,428,200
                                                                                                              -----------
FLORIDA (2.4%)
 1,535,000  Florida Board of Education (Capital
              Outlay, Series 1986C, Escrowed to
              Maturity).............................  Prerefunded           Aaa/AA     06/01/96(A)   7.000      1,641,529
   465,000  Florida Board of Education (Capital
              Outlay, Series 1986C).................  General Obligation     Aa/AA     06/01/96(A)   7.000        484,753
 5,475,000  Florida State Turnpike Authority Revenue
              Department of Transportation (Series
              A) AMBAC Insured......................  Insured               Aaa/AAA    07/01/01      5.500      5,761,397
 2,000,000  Volusia County, School District
              (Refunding, Series 1991) FGIC
              Insured...............................  Insured               Aaa/AAA    08/01/01(A)   6.100      2,175,920
                                                                                                              -----------
            Total Florida                                                                                      10,063,599
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
GEORGIA (5.2%)
$  600,000  Burke County Development Authority (PCR,
              Georgia Power Authority, Vogtle
              Project)..............................  Revenue Bond         VMIG1/A-1   09/01/95(B)   3.400%   $   600,000
 2,630,000  Fulton County Georgia School District
              (Refunding)...........................  General Obligation     Aa/AA     05/01/14      6.375      2,835,245
 1,000,000  Georgia Municipal Electric Power
              Authority Revenue (Series D)..........  Revenue Bond            A/A      01/01/06      6.000      1,036,530
 1,250,000  Georgia Municipal Electric Authority
              Power (Series O, Crossover
              Refunded).............................  Revenue Bond            A/A      01/01/98(A)   8.125      1,367,325
 1,155,000  Georgia Residential Finance Authority
              (Single Family Insured Mortgages,
              1986A) FHA Insured....................  Insured               Aa/AA+     12/01/96(A)   6.600      1,219,449
 3,000,000  Georgia (Series B)......................  General Obligation    Aaa/AA+    03/01/10      6.300      3,291,330
 6,000,000  Georgia (Series B)......................  General Obligation    Aaa/AA+    03/01/07      7.200      7,138,080
 2,500,000  Gwinnett County Georgia School District
              (Refunding, Series B).................  Revenue Bond          Aa1/AA     02/01/08      6.400      2,779,050
 1,000,000  Georgia Municipal Electric Authority
              (Crossover Refunded)..................  Special Obligation      A/A      01/01/97(A)   6.500      1,054,700
                                                                                                              -----------
            Total Georgia                                                                                      21,321,709
                                                                                                              -----------
HAWAII (1.0%)
 2,000,000  Hawaii..................................  General Obligation     Aa/AA     10/01/12      6.000      2,080,400
 2,000,000  Honolulu (City & County Refunding and
              Improvement, Series B)................  General Obligation     Aa/AA     10/01/11      5.500      1,974,700
                                                                                                              -----------
            Total Hawaii                                                                                        4,055,100
                                                                                                              -----------
IDAHO (0.9%)
 3,500,000  Idaho State Tax Anticipation Notes......  Revenue Bond         MIG1/SP1+   06/27/96      4.500      3,515,610
                                                                                                              -----------
ILLINOIS (7.3%)
 1,500,000  Chicago O'Hare International Airport
              (Refunding, Series C-1) MBIA
              Insured...............................  Insured               Aaa/AAA    01/01/09      5.750      1,534,965
 3,280,000  Cook County (Refunding, Series C)
              FGIC Insured..........................  Insured               Aaa/AAA    11/15/04      5.800      3,501,334
 2,500,000  Cook County (Series 1991) AMBAC
              Insured...............................  Insured               Aaa/AAA    11/01/98      6.100      2,639,300
 1,375,000  Du Page County Illinois (Refunding,
              Illinois Alternative Revenue Jail
              Project Series C-1)...................  Prerefunded           Aaa/AAA    01/01/02(A)   6.550      1,538,941
 1,640,000  Illinois (Building Sales Tax Revenue,
              Series 1991O).........................  Prerefunded           A1/AAA     06/01/97(A)   7.500      1,768,560
 2,000,000  Illinois (Refunding, Series 1987).......  General Obligation    A1/AA-     04/01/97(A)   6.500      2,087,920
 3,350,000  Illinois Sales Tax Revenue (Series R)...  Revenue Bond          A1/AAA     06/15/01      4.600      3,332,949
 3,250,000  Illinois Sales Tax Revenue (Refunding,
              Series Q).............................  Revenue Bond          A1/AAA     06/15/12      6.000      3,315,293
 2,000,000  Illinois (Series 1986)..................  General Obligation    A1/AA-     12/01/96(A)   6.250      2,074,760
   950,000  Kendall Kane & Will Counties Community
              Unit School District #308 FGIC
              Insured...............................  Insured               Aaa/AAA    03/01/99      6.200      1,003,333
 2,500,000  Metropolitan Pier & Exposition
              Authority, McCormick Place Expansion
              Project Series A FGIC Insured.........  General Obligation     A/A+      06/15/06      8.500      3,143,550

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
ILLINOIS (7.3%) (CONTINUED)
$2,810,000  Illinois Regional Transportation
              Authority, Series D FGIC Insured......  Insured               Aaa/AAA    06/01/07      7.750%   $ 3,417,127
 1,000,000  University of Illinois (Auxiliary
              Facilities, Series 1992N, Escrowed to
              Maturity).............................  Revenue Bond          Aaa/AAA    10/01/01      6.000      1,036,990
                                                                                                              -----------
            Total Illinois                                                                                     30,395,022
                                                                                                              -----------
INDIANA (1.9%)
 4,175,000  Indiana Bond Bank Common School Fund
              AMBAC Insured.........................  Insured               Aaa/AAA    02/01/97      4.100      4,173,706
 3,915,000  Indiana Transportation Finance Authority
              (Highway Revenue Refunding, Series A)
              AMBAC Insured.........................  Insured               Aaa/AAA    06/01/09      5.250      3,806,359
                                                                                                              -----------
            Total Indiana                                                                                       7,980,065
                                                                                                              -----------
KENTUCKY (1.2%)
 4,400,000  Kentucky Turnpike Authority, (Series A
              Escrowed to Maturity).................  Revenue Bond          Aaa/AAA    07/01/02      7.100      4,864,508
                                                                                                              -----------
LOUISIANA (0.5%)
 2,200,000  Louisiana State Recovery District Sales
              Tax Revenue, FGIC Insured.............  Insured             VMIG1/A-1+   09/01/95(B)   3.500      2,200,000
                                                                                                              -----------
MARYLAND (1.1%)
 1,000,000  Maryland Department of Transportation,
              (Series 1990).........................  Prerefunded           Aaa/AAA    08/15/99(A)   6.700      1,104,470
 3,000,000  Maryland (3rd Series)...................  General Obligation    Aaa/AAA    07/15/01(A)   6.400      3,286,410
                                                                                                              -----------
            Total Maryland                                                                                      4,390,880
                                                                                                              -----------
MASSACHUSETTS (2.1%)
 4,950,000  Massachusetts Bay Transportation
              Authority (General Transportation
              System, Refunding, Series A)..........  Revenue Bond           A1/A+     03/01/08      7.000      5,692,401
 1,495,000  Massachusetts State College Building
              Authority.............................  Revenue Bond           A1/A+     05/01/11      7.500      1,767,748
 1,060,000  Wareham School Project Loan Bonds AMBAC
              Insured...............................  Insured               Aaa/AAA    01/15/01(A)   6.800      1,182,833
                                                                                                              -----------
            Total Massachusetts                                                                                 8,642,982
                                                                                                              -----------
MINNESOTA (1.6%)
 5,685,000  Western Minnesota Municipal Power Agency
              (Series 1983A)........................  Prerefunded           Aaa/AAA    01/01/99(A)  10.125      6,523,424
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
MISSISSIPPI (2.6%)
$10,000,000 Mississippi (Refunding Bonds, Escrowed
              to Maturity)..........................  General Obligation    AAA/AAA    02/01/08      6.200%   $10,915,400
                                                                                                              -----------
MISSOURI (1.1%)
 4,000,000  St. Louis County Regional Convention
              Sports Complex Authority, Refunding,
              Series B..............................  Prerefunded           Aaa/AAA    08/15/03(A)   7.000      4,593,200
                                                                                                              -----------
NEBRASKA (1.0%)
 4,000,000  Nebraska Public Power District (Nuclear
              Facilities, Refunding)................  Revenue Bond           A1/A+     07/01/00      5.200      4,120,160
                                                                                                              -----------
NEVADA (4.7%)
   500,000  Carson City School District, (Series
              1990) FGIC Insured....................  Prerefunded           Aaa/AAA    04/01/00(A)   6.750        555,350
 3,000,000  Clark County Nevada Passenger Facilities
              (Las Vegas Mc.Carran International
              Airport, Series A) AMBAC Insured......  Insured               Aaa/AAA    07/01/08      6.250      3,233,610
 8,200,000  Clark County Nevada School District
              (Series A) MBIA Insured...............  Insured               Aaa/AAA    06/01/11      7.000      9,418,028
 1,280,000  Las Vegas (Clark County Library
              District, Refunding, Series B) FGIC
              Insured...............................  Insured               Aaa/AAA    08/01/01(A)   6.700      1,400,422
 1,685,000  Las Vegas (Clark County Library
              District, Series 1991A) FGIC
              Insured...............................  Prerefunded           Aaa/AAA    06/01/01(A)   6.600      1,871,782
 1,200,000  Las Vegas (Clark County Library
              District, Series 1991A) FGIC
              Insured...............................  Prerefunded           Aaa/AAA    06/01/01(A)   6.700      1,339,044
 1,330,000  Nevada Prison Facilities, (Series
              1990A)................................  Prerefunded            NR/AA     08/01/00(A)   7.000      1,495,851
                                                                                                              -----------
            Total Nevada                                                                                       19,314,087
                                                                                                              -----------
NEW HAMPSHIRE (0.5%)
 1,720,000  New Hampshire (Series 1991A)............  General Obligation     Aa/AA     06/15/01(A)   6.600      1,910,077
                                                                                                              -----------
NEW JERSEY (4.6%)
 2,200,000  New Jersey Economic Development
              Authority (Market Transition
              Facilities, Series A) MBIA Insured....  Insured               Aaa/AAA    07/01/00      5.125      2,261,864
 7,000,000  New Jersey Economic Development
              Authority (Market Transition
              Facilities, Series A) MBIA Insured....  Insured               Aaa/AAA    07/01/02      5.400      7,287,210
 1,500,000  New Jersey Sports & Exposition Authority
              (Sports Complex Refunding, Escrowed to
              Maturity).............................  Revenue Bond          Aa1/NR     01/01/00      8.100      1,709,655
 6,000,000  New Jersey State Transportation
              Authority (Series B, Refunding) MBIA
              Insured...............................  Insured               Aaa/AAA    06/15/05      6.000      6,507,780

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
NEW JERSEY (4.6%) (CONTINUED)
$1,000,000  Ocean County, General Improvement.......  General Obligation     Aa/NR     04/15/00      6.375%   $ 1,080,860
                                                                                                              -----------
            Total New Jersey                                                                                   18,847,369
                                                                                                              -----------
NEW YORK (7.0%)
 2,100,000  Monroe County Public Improvement AMBAC
              Insured...............................  Insured               Aaa/AAA    06/01/09      6.000      2,214,702
 1,415,000  Monroe County Public Improvement AMBAC
              Insured...............................  Insured               Aaa/AAA    06/01/10      6.000      1,485,693
 1,000,000  Municipal Assistance Corp. for the City
              of New York, Custodial Receipt
              Certificates, Series 1987-61 MBIA
              Insured...............................  Insured               Aaa/AAA    07/01/97(A)   6.875      1,065,540
 2,645,000  New York City (Refunding, Series A).....  General Obligation   Baa1/BBB+   08/01/02      5.750      2,664,335
 3,425,000  New York City (Series F)................  General Obligation   Baa1/BBB+   02/15/03      6.200      3,521,414
 1,465,000  New York City (Refunded, Series B)......  General Obligation   AAA/BBB+    06/01/01      8.000      1,642,499
 4,675,000  New York City (Series H1)...............  General Obligation   Baa1/BBB+   08/01/01      5.500      4,681,732
 1,000,000  New York Dormitory Authority, (Iona
              College Series 1988) MBIA Insured.....  Insured               Aaa/AAA    07/01/98(A)   7.625      1,108,280
 1,500,000  New York State Urban Development
              Correctional Capital Facilities
              (Series 1)............................  Prerefunded           AAA/NR     01/01/00(A)   7.750      1,722,585
 2,000,000  New York (Series F).....................  General Obligation   Baa1/BBB+   02/15/02      6.100      2,051,300
   400,000  New York State Energy Research &
              Development Authority PCR, Niagra
              Mohawk Power Series A
              LOC-Toronto Dominion Bank.............  Revenue Bond          NR/A-1+    09/01/95(B)   3.500        400,000
   400,000  New York City Municipal Water Authority
              (Series A, Refunding) FGIC Insured....  Insured             VMIG1/A-1+   08/31/95(B)   3.600        400,000
 5,500,000  Triborough Bridge & Tunnel Authority
              (Refunding, Series X).................  Revenue Bond           Aa/A+     01/01/12      6.625      6,082,010
                                                                                                              -----------
            Total New York                                                                                     29,040,090
                                                                                                              -----------
NORTH CAROLINA (0.9%)
 3,500,000  North Carolina Eastern Municipal Power
              Agency Systems Revenue (Series A).....  Prerefunded          AAA/BBB+    01/01/99(A)   7.250      3,889,480
                                                                                                              -----------
OHIO (2.5%)
 3,000,000  Cleveland (Ohio Waterworks Revenue,
              Series E) MBIA Insured................  Prerefunded           Aaa/NR     01/01/97(A)   7.750      3,204,120
 3,675,000  Ohio Water Development Authority (Series
              Safe Water II, Escrowed to
              Maturity).............................  Revenue Bond          Aaa/AAA    12/01/10      9.375      4,695,327
 2,200,000  Ohio Water Development Authority
              Pollution Control Facilities, MBIA
              Insured...............................  Insured               Aaa/AAA    06/01/05      6.500      2,451,988
                                                                                                              -----------
            Total Ohio                                                                                         10,351,435
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
PENNSYLVANIA (1.6%)
$1,175,000  Bethel Park School District, (Series
              1991B) AMBAC Insured..................  Prerefunded           Aaa/AAA    02/01/00(A)   6.550%   $ 1,272,878
   970,000  Pennsylvania Higher Education Assistance
              Agency, (Student Loan Refunding,
              Series 1985A) FGIC Insured............  Insured               Aaa/AAA    12/01/00      6.800      1,043,846
 1,310,000  Pennsylvania Higher Education Facs
              Authority College (Series A,
              Refunding)............................  Revenue Bond           Aa/AA     09/01/02      6.500      1,449,266
 1,000,000  Pennsylvania (Refunding and Projects,
              Custodial Receipt Certificates, 1st
              Series A) AMBAC Insured...............  Insured               Aaa/AAA    01/01/01      6.600      1,093,550
 1,500,000  Pennsylvania (2nd Series 1991A)
              MBIA Insured..........................  Insured               Aaa/AAA    11/01/01(A)   6.500      1,642,965
                                                                                                              -----------
            Total Pennsylvania                                                                                  6,502,505
                                                                                                              -----------
RHODE ISLAND (2.7%)
 3,785,000  Rhode Island (Series 1991B).............  General Obligation    A1/AA-     05/15/00      6.000      4,000,026
 2,000,000  Rhode Island (Series 1990B).............  Prerefunded           A1/AA-     10/15/99(A)   6.700      2,212,160
 5,000,000  Rhode Island State Public Buildings
              Authority (Public Projects Refunding,
              Series A) AMBAC Insured...............  Insured               Aaa/AAA    02/01/00      4.700      5,053,400
                                                                                                              -----------
            Total Rhode Island                                                                                 11,265,586
                                                                                                              -----------
SOUTH CAROLINA (0.3%)
 1,000,000  Piedmont Municipal Power Agency Electric
              (Refunding) MBIA Insured..............  Insured               Aaa/AAA    01/01/08      6.200      1,084,410
                                                                                                              -----------
TENNESSEE (0.5%)
 2,000,000  Chattanooga Industrial Development
              Board, (IDR, Gerber/Buster Brown
              Manufacturing, Inc.)..................  Revenue Bond           A2/NR     11/01/96(A)   4.000      1,992,920
                                                                                                              -----------
TEXAS (8.0%)
 1,500,000  Addison (Refunding Series 1991)
              FGIC Insured..........................  Insured               Aaa/AAA    09/01/00      6.250      1,568,610
 1,000,000  Arlington Permanent Improvement School
              Fund Guarantee (Series 1989)
              AMBAC Insured.........................  Insured               Aaa/AAA    08/01/00      6.850      1,085,700
 1,050,000  Austin Independent School District,
              (Permanent School Fund Guarantee,
              Refunding, Series 1991) PSFG
              Insured...............................  Insured               Aaa/AAA    08/01/99      6.200      1,119,216
   335,000  Austin Water Sewer & Electric
              (Refunding, Escrowed to Maturity).....  Revenue Bond           A/A-      11/15/97     13.500        401,179

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
TEXAS (8.0%) (CONTINUED)
$1,500,000  Austin Utilities System (Series 6,
              Escrowed to Maturity).................  Revenue Bond          Aaa/AAA    10/01/01      6.500%   $ 1,654,665
 1,000,000  Austin Utility System (Prerefunded).....  Revenue Bond          AAA/AAA    11/15/99(A)  11.300      1,265,670
 1,100,000  Conroe Independent School District
              (Schoolhouse and Refunding)
              PSFG Insured..........................  Insured               Aaa/AAA    02/01/02      6.500      1,214,928
 1,265,000  Conroe Independent School District
              (Schoolhouse and Refunding, Series
              1993) PSFG Insured....................  Insured               Aaa/AAA    02/01/03      6.500      1,406,136
   975,000  Conroe Independent School District
              (Schoolhouse and Refunding, Series
              1989) MBIA Insured....................  Prerefunded           Aaa/AAA    02/01/99(A)   7.100      1,061,161
    25,000  Conroe Independent School District
              (Schoolhouse and Partially Prerefunded
              Series 1989) MBIA Insured.............  Insured               Aaa/AAA    02/01/99(A)   7.100         26,848
 1,305,000  Dallas County Tax Flood Control
              District #1...........................  Prerefunded           Aaa/NR     04/01/08(A)   9.250      1,778,271
 1,650,000  El Paso Independent School District,
              (Permanent School Fund Guarantee,
              Series 1991) PSFG Insured.............  Prerefunded           Aaa/NR     07/01/01(A)   6.550      1,818,135
 3,805,000  Fort Worth Independent School District
              (Refunding, Series 1987)..............  General Obligation     Aa/AA     02/15/98      6.000      3,959,521
 1,700,000  Harris County Road Improvement Authority
              (Series 1989) MBIA Insured............  Prerefunded           Aaa/AAA    11/01/99(A)   7.000      1,873,927
 2,000,000  Plano Independent School District
              (Series 1991B) FGIC Insured...........  Prerefunded           Aaa/AAA    02/15/01(A)   6.550      2,192,260
   700,000  Texas A&M University (Refunding, Series
              1989).................................  Revenue Bond          Aaa/AA+    07/01/97(A)   6.500        740,915
   750,000  Texas A&M University (Series 1989)......  Prerefunded           Aaa/AAA    07/01/97(A)   6.600        799,140
 1,000,000  Texas Public Finance Authority
              (Refunding, Series 1991A).............  Prerefunded            NR/AA     10/01/00(A)   6.500      1,090,390
 2,000,000  Texas Public Finance Authority (Series
              1988A)................................  Prerefunded            NR/AA     10/01/00(A)   6.300      2,163,720
 3,000,000  Texas Public Finance Authority Revenue
              (Refunding, Series A).................  Revenue Bond           A/A+      02/01/96      3.800      3,001,080
 2,500,000  University of Texas (Permanent
              University Fund, Refunding, Series
              1991).................................  Revenue Bond          Aaa/AA+    07/01/01      6.300      2,715,075
                                                                                                              -----------
            Total Texas                                                                                        32,936,547
                                                                                                              -----------
VIRGINIA (1.8%)
 5,000,000  Virginia Public School Authority
              (Refunding, Series 1991C).............  Revenue Bond           Aa/AA     01/01/02      6.000      5,374,750
 2,000,000  Virginia Public School Authority,
              (Series A)............................  Revenue Bond           Aa/AA     08/01/01(A)   6.500      2,201,240
                                                                                                              -----------
            Total Virginia                                                                                      7,575,990
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
WASHINGTON (9.2%)
$6,355,000  King County Washington (Refunding,
              Series B).............................  General Obligation    Aa1/AA+    01/01/01      6.700%   $ 6,982,429
 1,555,000  North Shore School District #417, (King
              & Snohomish Counties, Series 1991)
              FGIC Insured..........................  Insured               Aaa/AAA    12/01/02      6.600      1,682,634
 1,000,000  Pierce County School District #320,
              (Sumner Washington, Custodial Receipt
              Certificates, Series 1991) MBIA
              Insured...............................  Insured               Aaa/AAA    12/01/02      6.600      1,101,200
 5,480,000  Seattle Municipal Light & Power (Light
              and Power Revenue, Refunding).........  Revenue Bond           Aa/AA     05/01/00      4.600      5,513,976
 2,955,000  Seattle Municipal Sewer Revenue (Series
              T)....................................  Prerefunded           AAA/AA-    01/01/00(A)   6.875      3,281,912
 1,250,000  Snohomish County Washington School
              District #2, (Everett, Custodial
              Receipt Certificates, Series A) MBIA
              Insured...............................  Prerefunded           Aaa/AAA    06/01/01(A)   6.700      1,366,675
 5,265,000  Washington Public Power Supply System
              (Nuclear Project #2, Refunding, Series
              A)....................................  Revenue Bond           Aa/AA     07/01/01      6.300      5,566,263
 2,000,000  Washington Public Power Supply System
              (Nuclear Project #2, Refunding, Series
              1990A)................................  Revenue Bond           Aa/AA     07/01/06      7.250      2,260,740
 1,500,000  Washington Public Power Supply System
              (Nuclear Project #2, Refunding, Series
              1990C)................................  Revenue Bond           Aa/AA     01/01/01(A)   7.500      1,674,105
 1,750,000  Washington (Series R-92A)...............  General Obligation     Aa/AA     09/01/01(A)   6.300      1,908,148
 3,000,000  Washington Series 1995C AT-8 and
              R -95 B (Refunding)...................  General Obligation     Aa/AA     07/01/02      5.750      3,185,670
 2,000,000  Washington Public Power Supply System
              (Nuclear Project #2, Refunding, Series
              C) FGIC Insured.......................  Insured               Aaa/AAA    07/01/01      7.000      2,198,980
 1,000,000  Washington (Series 1990B)...............  General Obligation     Aa/AA     08/01/02      6.750      1,088,550
                                                                                                              -----------
            Total Washington                                                                                   37,811,282
                                                                                                              -----------
WEST VIRGINIA (0.3%)
 1,000,000  Berkeley County, Board of Education
              Escrowed to Maturity (Series 1988)
              MBIA Insured..........................  Insured               Aaa/AAA    04/01/01      7.300      1,133,670
                                                                                                              -----------
WISCONSIN (3.8%)
 1,500,000  Racine Unified School District
              AMBAC Insured.........................  Insured               Aaa/AAA    04/01/01      6.500      1,592,580
 5,000,000  Wisconsin Transportation (Refunding,
              Series A).............................  Revenue Bond          A1/AA-     07/01/06      4.600      4,670,900
 4,000,000  Wisconsin (Refunding)...................  General Obligation     Aa/AA     05/01/03      6.000      4,315,160
 5,000,000  Wisconsin (Series A)....................  General Obligation     Aa/AA     05/01/99      5.750      5,244,900
                                                                                                              -----------
            Total Wisconsin                                                                                    15,823,540
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                                            RATINGS
PRINCIPAL                                                  TYPE OF        MOODY'S/S&P   MATURITY
  AMOUNT              SECURITY DESCRIPTION                 SECURITY       (UNAUDITED)     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
WYOMING (1.4%)
$3,600,000  Platte County Pollution Control (Basin
              Electric Power Cooperative,
              Refunding)............................  Revenue Bond           A2/A      01/01/06      4.950%   $ 3,542,544
 2,115,000  Platte County Pollution Control (Basin
              Electric Power Cooperative,
              Refunding)............................  Revenue Bond           A2/A      01/01/07      5.050      2,116,650
                                                                                                              -----------
            Total Wyoming                                                                                       5,659,194
                                                                                                              -----------

                TOTAL INVESTMENTS (97.9%) (COST $385,751,276)                             403,948,908
                OTHER ASSETS NET OF LIABILITIES (2.1%)                                      8,688,955
                                                                                          -----------
                NET ASSETS (100.0%)                                                       $412,637,863
                                                                                          -----------
                                                                                          -----------

(A)  The date shown represents the next mandatory/optional put date or call date, or interest reset date.

(B)  Variable rate demand note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The rates shown are the current rates at August 31, 1995.

1.   Based on the cost of investments of $385,751,276 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation and depreciation was $18,653,343 and $455,711, respectively, resulting in net unrealized appreciation of investments of $18,197,632.

2.   Abbreviations used in the schedule of investments are as follows: AMBAC - Ambac Indemnity Corp., FHA - Federal
     Housing Authority, FGIC - Financial Guaranty Insurance Company, IDR - Industrial Development Revenue, LOC - Letter
     of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, TRAN - Tax Revenue
     Anticipation Note.

3.   Crossover Refunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.
     Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.
     Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.
     Refunding - Bonds for which the issuer has issued new bonds and canceled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $385,751,276)                           $  403,948,908
Cash                                                                       58,763
Receivable for Investments Sold                                         7,542,271
Interest Receivable                                                     5,220,846
Prepaid Expenses                                                              922
                                                                   --------------
      Total Assets                                                    416,771,710
                                                                   --------------

LIABILITIES
Payables for Investments Purchased                                      3,486,115
Financial and Fund Accounting Services Fee Payable                        407,764
Advisory Fee Payable                                                      103,320
Custody Fee Payable                                                        78,015
Fund Services Fee Payable                                                   2,664
Administration Fee Payable                                                  2,014
Accrued Expenses                                                           53,955
                                                                   --------------
      Total Liabilities                                                 4,133,847
                                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests                      $  412,637,863
                                                                   --------------
                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                        $21,883,711

EXPENSES
Advisory Fee                                                       $ 1,178,720
Financial and Fund Accounting Services Fee                             189,892
Custodian Fees and Expenses                                            127,415
Professional Fees                                                       49,420
Fund Services Fee                                                       38,804
Administration Fee                                                      28,290
Printing Expenses                                                       12,000
Trustees' Fees and Expenses                                              8,979
Insurance Premium Expenses                                               4,950
Registration Fees                                                          610
Miscellaneous                                                            2,000
                                                                   -----------
      Total Expenses                                                             (1,641,080)
                                                                                -----------
NET INVESTMENT INCOME                                                            20,242,631

NET REALIZED GAIN ON INVESTMENTS                                                    377,206

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                              9,384,271
                                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $30,004,108
                                                                                -----------
                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   FOR THE FISCAL   FOR THE FISCAL
                                                                     YEAR ENDED       YEAR ENDED
                                                                     AUGUST 31,       AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS                                       1995             1994
                                                                   --------------   --------------

FROM OPERATIONS
Net Investment Income                                              $   20,242,631   $   21,579,695
Net Realized Gain on Investments                                          377,206        1,199,109
Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                           9,384,271      (16,878,531)
                                                                   --------------   --------------
Net Increase in Net Assets Resulting from Operations                   30,004,108        5,900,273
                                                                   --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                         221,887,625      246,505,829
Withdrawals                                                          (248,866,727)    (328,342,574)
                                                                   --------------   --------------
Net Decrease from Investors' Transactions                             (26,979,102)     (81,836,745)
                                                                   --------------   --------------
Total Increase (Decrease) in Net Assets                                 3,025,006      (75,936,472)

NET ASSETS
Beginning of Fiscal Year                                              409,612,857      485,549,329
                                                                   --------------   --------------
End of Fiscal Year                                                 $  412,637,863   $  409,612,857
                                                                   --------------   --------------
                                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD
                                                                                                         JULY 12, 1993
                                                                   FOR THE FISCAL    FOR THE FISCAL    (COMMENCEMENT OF
                                                                     YEAR ENDED        YEAR ENDED       OPERATIONS) TO
                                                                   AUGUST 31, 1995   AUGUST 31, 1994    AUGUST 31, 1993
                                                                   ---------------   ---------------   -----------------
Ratios to Average Net Assets:
  Expenses                                                                  0.42%             0.41%               0.40%(a)
  Net Investment Income                                                     5.15%             4.68%               4.58%(a)
  Decrease Reflected in Expense Ratio due to Expense
   Reimbursement                                                         --                --                     0.01%(a)
Portfolio Turnover                                                            47%               33%                 43%+

------------------------
(a)  Annualized

(+) Portfolio turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, ("The Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from The Pierpont Tax Exempt Bond Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The following is a summary of the significant accounting policies of the
Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolios ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1995, such fees amounted to $1,178,720.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------
      Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the fiscal year ended August 31, 1995, such expenses amounted to $28,290.

    c)During the fiscal year ended August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.10% of the Portfolio's average daily net assets up to and including $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% on any excess over $400 million. For the fiscal year ended August 31, 1995, the fee for these services amounted to $189,892. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio, and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement without any compensation to Morgan.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $38,804 for the fiscal year ended August 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of these total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,500.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period were as follows:

               COST OF          PROCEEDS
              PURCHASES        FROM SALES
            --------------   --------------
            $  180,361,813   $  190,816,587

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "Portfolio") at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 24, 1995

THE PIERPONT MONEY MARKET FUND

THE PIERPONT TAX EXEMPT MONEY MARKET FUND

THE PIERPONT TREASURY MONEY MARKET FUND

THE PIERPONT SHORT TERM BOND FUND

THE PIERPONT BOND FUND

THE PIERPONT TAX EXEMPT BOND FUND

THE PIERPONT NEW YORK TOTAL RETURN BOND FUND

THE PIERPONT DIVERSIFIED FUND

THE PIERPONT EQUITY FUND

THE PIERPONT CAPITAL APPRECIATION FUND

THE PIERPONT INTERNATIONAL EQUITY FUND

THE PIERPONT EMERGING MARKETS EQUITY FUND



FOR MORE INFORMATION ON HOW THE PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.



The

Pierpont

Tax Exempt

Bond Fund




ANNUAL REPORT
AUGUST 31, 1995